Income tax	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Income tax
12.	Income tax

	For the Year Ended December 31,
	2023	2022	2021
Current tax (benefit) expense
Current income tax	$3,025,179	$3,406,827	$13,942
Deferred income tax	(55,155,403)	227,302,580	105,845,039
	$(52,130,224)	$230,709,407	$105,858,981

The Mexican Tax Law effective as of January 1, 2014 is applicable to the Group, which imposes an income tax rate of 30%.

Amounts recognized in profit or loss

Management has determined that the recoverability of cumulative tax losses, which expire in 2026 - 2033, is not feasible based on estimated breakeven of hotel operations. Therefore, the Group has not recognized certain expected income tax losses in the determination of deferred income tax, except for those companies that has taxable profit to offset the income tax losses.

Amounts recognized in OCI

	As of December 31, 2023			As of December 31, 2022			As of December 31, 2021
	Before	Tax (expense)	Net of	Before	Tax (expense)	Net of	Before	Tax (expense)	Net of
	tax	benefit	tax	tax	benefit	tax	tax	benefit	tax
Items that will not be reclassified to profit and loss
Remeasurements of defined benefit liability	$124,599	$(37,380)	$87,219	$(2,554,480)	$766,344	$(1,788,136)	$941,861	$(282,558)	$659,303
Revaluation of property, construction in process and equipment	(889,982,346)	266,994,704	(622,987,642)	6,009,039,347	(1,802,711,804)	4,206,327,543	238,990,089	(71,697,026)	167,293,063

	$(889,857,747)	$266,957,324	$(622,900,423)	$6,006,484,867	$(1,801,945,460)	$4,204,539,407	$239,931,950	$(71,979,584)	$167,952,366

Reconciliation of effective tax rate

	For the Year Ended December 31,
	2023	2022	2021

Profit before income tax	$5,662,697	$475,086,707	$350,554
Tax using the Company´s domestic tax rate	30%	30%	30%
Income tax at legal tax rate	1,698,809	142,526,012	105,166
Tax effect of:
Annual adjustment inflation	86,082,320	72,595,223	66,939,657
Non-deductible expenses	5,970,038	7,751,565	895,711
Change in allowance for NOL’s	(145,881,392)	7,836,607	37,918,447

Total tax expense	$(52,130,224)	$230,709,407	$105,858,981

Movement in deferred tax balances

2023	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(1,422,966)	$(2,576,735)	-	$(3,999,701)
Property, plant and equipment	236,862	(40,054,941)	-	(39,818,079)
PP&E Surplus	(3,744,476,101)	5,750,177	266,994,704	(3,471,731,220)
PP&E (capitalized foreign exchange rate and interest expense)	(226,499,908)	(4,542,890)	-	(231,042,798)
Investment properties	(326,498,611)	25,979,531	-	(300,519,080)
Right of use of assets	-	(65,111,127)	-	(65,111,127)
Derivatives	(57,837,597)	22,760,479	-	(35,077,118)
Accruals	147,482	3,223,403	-	3,370,885
Advance customers	-	46,637,589	-	46,637,589
Lease liabilities	-	62,388,460	-	62,388,460
Employees’ benefits	1,996,298	670,889	(37,380)	2,629,807
Employees’ statutory profit sharing	641,950	30,568	-	672,518

	$(4,353,712,591)	$55,155,403	$266,957,324	$(4,031,599,864)

2022	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(628,022)	$(794,944)	$-	$(1,422,966)
Property, plant and equipment	(1,941,698,749)	171,314	(1,802,711,804)	(3,744,239,239)
PP&E (capitalized foreign exchange rate and interest expense)	(152,392,186)	(74,107,722)	-	(226,499,908)
Investment properties	(237,071,633)	(89,426,978)	-	(326,498,611)
Derivatives	2,384,364	(60,221,961)		(57,837,597)
Accruals	3,691,418	(3,543,936)	-	147,482
Employees’ benefits	1,024,636	205,318	766,344	1,996,298
Employees’ statutory profit sharing	225,621	416,329	-	641,950

	$(2,324,464,551)	$(227,302,580)	$(1,801,945,460)	$(4,353,712,591)

2021	Net balance at January 1,	Recognized in profit and loss	Recognized in OCI	Final Balance

Prepayments	$(431,516)	$(196,506)	$-	$(628,022)
Property, plant and equipment	(1,870,096,086)	94,363	(71,697,026)	(1,941,698,749)
PP&E FCI	(88,466,300)	(63,925,886)	-	(152,392,186)
Investment properties	(218,799,495)	(18,272,138)	-	(237,071,633)
Derivatives	25,138,382	(22,754,018)		2,384,364
Accruals	4,795,362	(1,103,944)	-	3,691,418
Employees’ benefits	999,736	307,458	(282,558)	1,024,636
Employees’ statutory profit sharing	219,989	5,632	-	225,621

	$(2,146,639,928)	$(105,845,039)	$(71,979,584)	$(2,324,464,551)
Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	As of December 31, 2023		As of December 31, 2022
	Gross amount	Tax effect	Gross amount	Tax effect

Income tax losses	$707,357,588	$212,207,276	$1,201,013,037	$360,303,911

Tax losses carried forward

Tax losses for which no deferred tax assets was recognized expire as follows:

	Gross	Expire
Year	amount	rate

2016	$25,155,567	2026
2018	585,980,790	2028
2021	12,404,940	2031
2022	10,296,375	2032
2023	73,519,916	2033

Total income tax losses	$707,357,588